Franchise Rights Acquired, Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Franchise Rights Acquired, Goodwill and Other Intangible Assets
7.	Franchise Rights Acquired, Goodwill and Other Intangible Assets
Franchise rights acquired are due to acquisitions of the Company’s franchised territories as well as the acquisition of franchise promotion agreements and other factors associated with the acquired franchise territories. For the fiscal year ended December 31, 2022, the change in the carrying value of franchise rights acquired was due to the impairments of the United States, Canada, United Kingdom, New Zealand and Australia units of account as discussed below, the effect of exchange rate changes and the Northern Ireland franchisee acquisition as described in Note 6.
Goodwill primarily relates to the acquisition of the Company by The Kraft Heinz Company (successor to H.J. Heinz Company) in 1978, and the Company’s acquisitions of WW.com, LLC (formerly known as WW.com, Inc. and WeightWatchers.com, Inc.) in 2005 and the Company’s franchised territories. See Note 6 for additional information about acquisitions by the Company. For the fiscal year ended December 31, 2022, the change in the carrying amount of goodwill was due to the Republic of Ireland franchisee and Northern Ireland franchisee acquisitions as described in Note 6, the impairments of the Republic of Ireland reporting unit and the Company’s wholly-owned subsidiary Kurbo, Inc. (“Kurbo”) as discussed below and the effect of exchange rate changes as follows:

	North America	International	Total
Balance as of January 2, 2021	$145,071	$10,546	$155,617
Goodwill acquired during the period	2,153	—	2,153
Effect of exchange rate changes	306	(702)	(396)

Balance as of January 1, 2022	$147,530	$9,844	$157,374
Goodwill acquired during the period	—	5,936	5,936
Goodwill impairment	(1,101)	(2,023)	(3,124)
Effect of exchange rate changes	(2,862)	(1,326)	(4,188)

Balance as of December 31, 2022	$143,567	$12,431	$155,998

Indefinite-Lived Franchise Rights Acquired and Goodwill Annual Impairment Test
The Company performed its annual impairment review of indefinite-lived intangible assets, including franchise rights acquired with indefinite lives, and goodwill for fiscal 2022 and fiscal 2021 on May 8, 2022 and May 9, 2021, respectively.
In performing its annual impairment analysis as of May 8, 2022, the Company determined that (i) the carrying amounts of its Canada and New Zealand franchise rights acquired with indefinite-lived units of account exceeded their respective fair values and, as a result, the Company recorded impairment charges for its Canada and New Zealand units of account of $24,485 and $834, respectively, in the second quarter of fiscal 2022; and (ii) the carrying amounts of all of its other franchise rights acquired with indefinite-lived units of account did not exceed their respective fair values and, therefore, no impairment existed with respect thereto. In performing its annual impairment analysis as of May 9, 2021, the Company determined that the carrying amounts of its franchise rights acquired with indefinite-lived units of account did not exceed their respective fair values and, therefore, no impairment existed. In performing its annual impairment analysis as of May 8, 2022 and May 9, 2021, the Company determined that the carrying amounts of its goodwill reporting units did not exceed their respective fair values and, therefore, no impairment existed.

Based on the results of the Company’s May 8, 2022 annual franchise rights acquired impairment test performed for its United States unit of account, which held 92.7% of the Company’s franchise rights acquired as of the July 2, 2022 balance sheet date, the estimated fair value of this unit of account exceeded its carrying value by approximately 15%. Based on the results of the Company’s May 8, 2022 annual franchise rights acquired impairment analysis performed for its Canada and New Zealand units of account, which held 4.6 % and 0.5%, respectively, of the Company’s franchise rights acquired as of the July 2, 2022 balance sheet date, the estimated fair values of these units of account were equal to their respective carrying values. The above difference or lack thereof between the estimated fair value of the applicable unit of account and its carrying value is referred to herein as the “Annual Impairment Headroom”. As previously disclosed, a change in the underlying assumptions for the United States, Canada and New Zealand could change the results of the impairment assessment and, as such, could result in an impairment of the franchise rights acquired related to the United States, Canada and New Zealand, for which the net book values were $698,383, $34,556 and $3,574, respectively, as of July 2, 2022. Based on the results of the Company’s May 8, 2022 annual franchise rights acquired impairment analysis performed for its remaining units of account, which collectively held 2.2% of the Company’s franchise rights acquired as of the July 2, 2022 balance sheet date, the estimated fair values of these units of account exceeded their respective carrying values by over 100%.
In performing this annual impairment analysis for fiscal 2022, in the Company’s hypothetical start-up
approach analysis, for the year of maturity, it assumed Workshops + Digital revenue (comprised of Workshops + Digital Fees and revenues from products sold to members in studios) growth of 23.0% to 106.2% in the year of maturity from fiscal 2021, in each case, earned in the applicable country and assumed cumulative annual revenue growth rates for the years beyond the year of maturity of 2.4%. For the year of maturity and beyond, the Company assumed operating income margin rates of (3.0%) to 8.8%. In the Company’s relief from royalty approach, it assumed Digital revenue growth in each country of (25.6%) to 16.1% for fiscal 2022.
Based on the results of the Company’s May 8, 2022 annual goodwill impairment analysis performed for all of its reporting units, all units, except for the Republic of Ireland, had an estimated fair value at least 35% higher than the respective unit’s carrying amount. Collectively, these reporting units represented 97.3% of the Company’s total goodwill as of the July 2, 2022 balance sheet date. Based on the results of the Company’s May 8, 2022 annual goodwill impairment analysis performed for its Republic of Ireland reporting unit, which held 2.7% of the Company’s goodwill as of the July 2, 2022 balance sheet date, the estimated fair value of this reporting unit exceeded its carrying value by approximately 14%. Accordingly, a change in the underlying assumptions for the Republic of Ireland may change the results of the impairment assessment and, as such, could result in an impairment of the goodwill related to the Republic of Ireland, for which the net book value was $4,265 as of July 2, 2022.
The following are the more significant assumptions utilized in the Company’s annual impairment analyses for fiscal 2022 and fiscal 2021:

	Fiscal 2022	Fiscal 2021
Debt-Free Cumulative Annual Cash Flow Growth Rate	1.2% to 20.6%	0.2% to 2.6%
Discount Rate	9.6%	8.5%
Third Quarter Fiscal 2022 Indefinite-Lived Franchise Rights Acquired Interim Impairment Test
During the quarter ended October 1, 2022, the Company identified various qualitative and quantitative factors which collectively, when combined with the Annual Impairment Headroom discussed above for the United States, Canada and New Zealand units of account, indicated a triggering event had occurred within these units of account. These factors included actual business performance as compared to the assumptions used in its annual impairment test, the continued decline in the Company’s market capitalization and market factors, including the increase in interest rates. As a result of this triggering event, the Company performed an interim impairment test of these units of account.

In performing this interim impairment test as of October 1, 2022, the Company determined that the carrying amounts of its United States, Canada and New Zealand franchise rights acquired with indefinite-lived units of account exceeded their respective fair values. Accordingly, the Company recorded impairment charges for its United States, Canada and New Zealand units of account of $298,291, $13,312 and $1,138, respectively, in the third quarter of fiscal 2022. The preponderance of these impairments was driven by the increased weighted-average cost of capital used in this interim impairment test as compared to the weighted-average cost of capital used in the May 8, 2022 annual impairment test of its indefinite-lived franchise rights acquired, reflecting market factors including higher interest rates and the trading values of the Company’s equity and debt.
In performing this interim impairment analysis, in the Company’s hypothetical start-up
approach analysis, for the year of maturity, it assumed Workshops + Digital revenue (comprised of Workshops + Digital Fees and revenues from products sold to members in studios) growth of 20.2% to 57.6% in the year of maturity from fiscal 2021, in each case, earned in the applicable country and assumed cumulative annual revenue growth rates for the years beyond the year of maturity of 2.5%. For the year of maturity and beyond, the Company assumed operating income margin rates of 2.3% to 8.8%. In the Company’s relief from royalty approach, it assumed Digital revenue growth in each country of (21.5%) to 1.6% for fiscal 2022.
Based on the results of the Company’s October 1, 2022 interim franchise rights acquired impairment test performed for its United States, Canada and New Zealand units of account, which held 91.5%, 4.4% and 0.5%, respectively, of the Company’s franchise rights acquired as of the October 1, 2022 balance sheet date, the estimated fair values of these units of account were equal to their respective carrying values. Accordingly, a change in the underlying assumptions for the United States, Canada and New Zealand may change the results of the impairment assessment and, as such, could result in an impairment of the franchise rights acquired related to the United States, Canada and New Zealand, for which the net book values were $400,092, $19,342 and $2,141, respectively, as of October 1, 2022.
The most significant assumptions used in the interim impairment test discussed above were the discount rate applied and the Digital revenue growth rates. The Company applied a discount rate of 13.4% based on our actual weighted-average cost of capital, which included the cost of equity and the cost of debt. The Company projected Digital revenues based upon its current and past performance. Changes in these assumptions would have a significant impact on the valuation model.
Fourth Quarter Fiscal 2022 Indefinite-Lived Franchise Rights Acquired Interim Impairment Test
During the quarter ended December 31, 2022, the Company identified various qualitative and quantitative factors which collectively indicated a triggering event had occurred. These factors included (i) actual business performance as compared to the assumptions used in its third quarter fiscal 2022 interim impairment test for the United States, Canada and New Zealand units of account and as compared to the assumptions used in its annual impairment test in the second quarter of fiscal 2022 for the United Kingdom and Australia units of account; and (ii) the further decline in the Company’s market capitalization and market factors, including the increase in interest rates. As a result of this triggering event, the Company performed an interim impairment test for all of its franchise rights acquired units of account in the fourth quarter of fiscal 2022.

In performing the interim franchise rights acquired impairment test as of December 31, 2022, the Company determined that the carrying amounts of its United States, Canada, United Kingdom and Australia franchise rights acquired with indefinite-lived units of account exceeded their respective fair values. Accordingly, the Company recorded impairment charges for its United States, Canada, United Kingdom and Australia units of account of $25,739, $19,657 (which comprised the remaining balance of franchise rights acquired for this unit of account), $8,275 and $1,872, respectively, in the fourth quarter of fiscal 2022. These impairments were driven by the increased weighted-average cost of capital used in this interim impairment test as compared to the weighted-average cost of capital used in the third quarter fiscal 2022 interim impairment test for the United States and Canada units of account and as compared the weighted-average cost of capital used in the May 8, 2022 annual impairment test for the United Kingdom and Australia units of account, reflecting market factors including higher interest rates and the trading values of the Company’s equity and debt. Additionally, these impairments were driven by the decline in the assumptions used in the hypothetical start-up
approach and relief from royalty approach analyses as compared to the assumptions used in the third quarter fiscal 2022 interim impairment test for the United States and Canada units of account and as compared the assumptions used in the May 8, 2022 annual impairment test for the United Kingdom and Australia units of account. The carrying amount of its New Zealand franchise rights acquired with indefinite-lived unit of account did not exceed its respective fair value and, therefore, no impairment existed with respect thereto.
In performing this interim impairment analysis, in the Company’s hypothetical start-up
approach analysis, for the year of maturity, it assumed Workshops + Digital revenue (comprised of Workshops + Digital Fees and revenues from products sold to members in studios) growth of (4.3%) to 43.8% in the year of maturity from fiscal 2022, in each case, earned in the applicable country and assumed cumulative annual revenue growth rates for the years beyond the year of maturity of 2.5%. For the year of maturity and beyond, the Company assumed operating income margin rates of (19.1%) to 12.2%. In the Company’s relief from royalty approach, it assumed Digital revenue growth in each country of (25.4%) to 24.4% for fiscal 2023.
Based on the results of the Company’s December 31, 2022 interim franchise rights acquired impairment test performed for its United States, Australia, United Kingdom and New Zealand units of account, which held 97.6%, 1.1%, 0.7%, and 0.6%, respectively, of the Company’s franchise rights acquired as of the December 31, 2022 balance sheet date, the estimated fair values of these units of account were equal to their respective carrying values. Accordingly, a change in the underlying assumptions for the United States, Australia, United Kingdom and New Zealand may change the results of the impairment assessment and, as such, could result in an impairment of the franchise rights acquired related to the United States, Australia, United Kingdom and New Zealand, for which the net book values were $374,353, $4,232, $2,666 and $2,432, respectively, as of December 31, 2022.
The most significant assumptions used in the interim impairment test discussed above were the discount rate applied and the Digital revenue growth rates. The Company applied a discount rate of 13.7% based on our actual weighted-average cost of capital, which included the cost of equity and the cost of debt. The Company projected Digital revenues based upon its current and past performance. Changes in these assumptions would have a significant impact on the valuation model. Holding all other assumptions constant, a hypothetical 50 basis point increase in the Company’s discount rate assumption would decrease the fair values of the United States, United Kingdom, Australia and New Zealand units of account by approximately 6.6%, 8.9%, 5.6% and 5.3%, respectively, which would result in additional impairment charges. Holding all other assumptions constant, a hypothetical 1% reduction in projected Digital revenues for each year in the analysis would decrease the fair values of the United States, United Kingdom, Australia and New Zealand units of account by approximately 1.0%, 6.8%, 2.9% and 1.0%, respectively, which would also result in additional impairment charges.

Republic of Ireland Goodwill Impairment
With respect to its Republic of Ireland reporting unit, during the fourth quarter of fiscal 2022, the Company made a strategic decision to delay the launch of the Digital business in that country. As a result of this decision, a triggering event occurred which required the Company to perform an interim goodwill impairment analysis. In performing its discounted cash flow analysis, the Company determined that the carrying amount of this reporting unit exceeded its fair value and, as a result, recorded an impairment charge of $2,023. The preponderance of this impairment was driven by a decrease in projected revenues and an increased weighted-average cost of capital used in this interim impairment test as compared to the weighted-average cost of capital used in the May 8, 2022 annual impairment test of its goodwill, reflecting market factors including higher interest rates and the trading values of the Company’s equity and debt.
Kurbo Goodwill Impairment
On August 10, 2018, the Company acquired substantially all of the assets of Kurbo Health, Inc., a family-based healthy lifestyle coaching program, for a net purchase price of $3,063, of which $1,101 was allocated to goodwill. The goodwill was deductible annually for tax purposes. The Company determined in the second quarter of fiscal 2022 to exit the Kurbo business in the third quarter of fiscal 2022 as part of its strategic plan. As a result of this determination, the Company recorded an impairment charge of $1,101 in the second quarter of fiscal 2022, which comprised the entire goodwill balance for Kurbo.
Brazil Goodwill Impairment
With respect to its Brazil reporting unit, during the first quarter of fiscal 2020, the Company made a strategic decision to shift to an exclusively Digital business in that country. The Company determined that this decision, together with the negative impact of
COVID-19,
the ongoing challenging economic environment in Brazil and its reduced expectations regarding the reporting unit’s future operating cash flows, required the Company to perform an interim goodwill impairment analysis. In performing this discounted cash flow analysis, the Company determined that the carrying amount of this reporting unit exceeded its fair value and, as a result, recorded an impairment charge of $3,665, which comprised the remaining balance of goodwill for this reporting unit.
As it related to its goodwill impairment analysis for Brazil, the Company estimated future debt-free cash flows in contemplation of its growth strategies for that market. In developing these projections, the Company considered the growth strategies under the current market conditions in Brazil. The Company then discounted the estimated future cash flows utilizing a discount rate which was calculated using the weighted-average cost of capital, which included the cost of equity and the cost of debt.
Finite-lived Intangible Assets
The carrying values of finite-lived intangible assets as of December 31, 2022 and January 1, 2022 were as follows:

	December 31, 2022		January 1, 2022
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Capitalized software costs	$107,229	$94,375	$115,065	$94,771
Website development costs	133,818	91,482	110,678	78,629
Trademarks	12,162	11,882	12,116	11,677
Other	13,961	6,125	14,021	5,677

Trademarks and other intangible assets	$267,170	$203,864	$251,880	$190,754

Franchise rights acquired	8,164	5,101	7,905	4,766
Total finite-lived intangible assets	$275,334	$208,965	$259,785	$195,520
Aggregate amortization expense for finite-lived intangible assets was recorded in the amounts of $33,676, $32,220 and $29,828 for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, respectively.

Estimated amortization expense of existing finite-lived intangible assets for the next five fiscal years and thereafter was as follows:

Fiscal 2023	$29,816
Fiscal 2024	$19,599
Fiscal 2025	$8,189
Fiscal 2026	$871
Fiscal 2027	$723
Thereafter	$7,171